Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	As of December 31, 2017, future minimum lease payments under non-cancelable operating leases agreements were as follows:
2018	$120,784
2019	618
2020 and therafter	—

$121,402